Filed pursuant to Rule 497(e) under the

Securities Act of 1933, as amended

Securities Act File No. 333-141120

 GOTHAM ABSOLUTE RETURN FUND

Institutional Class Shares

GARIX

A Series of FundVantage Trust

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and Summary Prospectus.

Supplement dated August 14, 2019, to the Prospectus and Summary Prospectus dated February 1, 2019 of the Gotham Absolute Return Fund (the “Fund”), as may be amended or supplemented from time to time.

The information in this supplement updates and amends certain information contained in the Prospectus and Summary Prospectus for the Fund and should be read in conjunction with such documents.

Effective August 8, 2019 the Fund eliminated the investment of cash collateral from securities lending and associated expenses, and renegotiated certain arrangements in connection with its short selling activities.  Accordingly, “Other Expenses” has been restated to reflect estimated expenses that would have been incurred by the Fund if such changes were in effect during the previous fiscal year ended September 30, 2018.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	2.00%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.22%
Total Annual Fund Operating Expenses[2]	2.22%
Fee Waivers and/or Expense Reimbursements[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	2.15%

1  Effective August 8, 2019, the Fund (i) eliminated the investment of cash collateral from securities lending and associated expenses and (ii) renegotiated certain arrangements in connection with its short selling activities. Accordingly, “Annual Fund Operating Expenses,” and, in particular “Other Expenses,” have been restated to reflect current fees as if these changes were in effect during the previous fiscal year ended September 30, 2018.

2  Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$218	$680	$1,177	$2,543

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GOTHAM NEUTRAL FUND

Institutional Class Shares

GONIX

A Series of FundVantage Trust

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and Summary Prospectus.

Supplement dated August 14, 2019, to the Prospectus and Summary Prospectus dated February 1, 2019 of the Gotham Neutral Fund (the “Fund”), as may be amended or supplemented from time to time.

The information in this supplement updates and amends certain information contained in the Prospectus and Summary Prospectus for the Fund and should be read in conjunction with such documents.

Effective August 8, 2019 the Fund eliminated the investment of cash collateral from securities lending and associated expenses, and renegotiated certain arrangements in connection with its short selling activities. Accordingly, “Other Expenses” has been restated to reflect estimated expenses that would have been incurred by the Fund if such changes were in effect during the previous fiscal year ended September 30, 2018.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	2.00%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.27%
Total Annual Fund Operating Expenses[2]	2.27%
Fee Waivers and/or Expense Reimbursements[2]	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	2.15%

1  Effective August 8, 2019, the Fund (i) eliminated the investment of cash collateral from securities lending and associated expenses and (ii) renegotiated certain arrangements in connection with its short selling activities. Accordingly, “Annual Fund Operating Expenses,” and, in particular “Other Expenses,” have been restated to reflect current fees as if these changes were in effect during the previous fiscal year ended September 30, 2018.

2  Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$218	$686	$1,193	$2,586

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE